OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

                                                                                                                                                          December 29, 2010

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Main Street Fund, a series of Oppenheimer Main Street Funds, Inc.
File Nos. 33-17850; 811-05360 (the “Registrant”)

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 22, 2010.

Sincerely,

/s/ Edward Gizzi

Edward Gizzi
Vice President & Assistant Counsel

cc:  Taylor V. Edwards

      Gloria LaFond

         K&L Gates LLP